Borrowings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Borrowings
29	Borrowings
The
Group

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	2,991,890	1,343,970
Unsecured
- Bank borrowings (b)	22,816,450	35,251,477
- Corporate borrowings	388	—

	25,808,728	36,595,447
Interest payable	118,689	320,066

Total borrowings	25,927,417	36,915,513

(a)
As of December 31, 2022, the Group had RMB 1,344 million secured bank borrowings guaranteed by deposits (refer to Note 16(b)), The terms of all these borrowings are twenty-four months, whose interest rates range from 3.84% to 4.05% per annum.

(b)
The Group had obtained a
USD1,500
million syndicated loan commitment on February 13, 2020, and drew down US
D1,290
million of unsecured borrowings in 2020. The interest rate is determined based on monthl
y LIBOR rate plus 1.25% and the interest is paid on monthly
basis. All borrowings will mature on May 18, 2023.

(c)	The following table sets forth the range of interest rates of borrowings as of December 31, 202 1 and 2022:

	As of December 31,
	2021	2022
Bank borrowings - fixed rate	2.80%-4.80%	2.70%-4.30%
Bank borrowings - floating rate	1.35%-1.92%	1.72%-5.59%
Corporate borrowings - fixed rate	0.78%	N/A

The Company

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unsecured
- Bank borrowings	318,785	138,860

Interest payable	1,141	194

Total borrowings	319,926	139,054